Share Option Plans - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 Granted on January 1, 2008	Dec. 31, 2010 Granted on January 1, 2009	Dec. 31, 2011 Granted on January 1, 2010	Dec. 31, 2012 Granted on January 1, 2011	Nov. 30, 2006 2006 Option Plan	Dec. 31, 2012 2006 Option Plan	Nov. 30, 2006 2006 Option Plan Minimum	Nov. 30, 2006 2006 Option Plan Maximum	Aug. 22, 2007 2007 Incentive Plan	Aug. 22, 2007 2007 Incentive Plan Maximum	Dec. 31, 2009 Restricted Stock Units (RSUs)	Nov. 30, 2007 Restricted Stock Units (RSUs) Person	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2007 Restricted Stock Units (RSUs) Granted on January 1, 2008	Dec. 31, 2010 Restricted Stock Units (RSUs) Granted on January 1, 2009	Dec. 31, 2011 Restricted Stock Units (RSUs) Granted on January 1, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs) Granted on January 1, 2011	Dec. 31, 2012 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of options may issue								10,799,685
Stock option vesting term										3 years	5 years
Stock option expiry date								Nov. 30, 2016
Number of ordinary shares may issue													10,799,685
Percentage of annual increase in number of outstanding ordinary shares												2.00%
Share based compensation expiration date												Aug. 21, 2017
Stock units granted	450,000														59,994			7,500	7,500	7,500	7,500
Stock units authorized to be granted															7,500	420,000	1,337,625
Number of independent directors entitled to RSUs grants															3
Ratio of American Depositary Share to Ordinary share															0.2
Stock units vested	218,122													59,994
Restricted Stock Units vest in batches each year				2,500	1,250	1,250	1,250
Closing stock price, per share	$ 0.202
Aggregate fair value of share options vested	$ 862,762	$ 3,161,594	$ 4,043,806
Weighted average grant date fair value of share options granted		$ 1.07	$ 1.13
Aggregate intrinsic value of share options exercised		60,481	1,324,179						0
Aggregate fair value of share options outstanding	5,199,548
Unrecognized share based compensation cost related to share option	350,095
Unrecognized share-based compensation cost, weighted-average vesting period	3 years 10 months 28 days																					3 years 6 months 7 days
Aggregate fair value of vested RSU	1,105,941	3,583,331	627,513
Aggregate fair value of unvested restricted stock unit	1,631,870
Weighted-average grant-date fair value of restricted stock units	$ 1.10	$ 6.26	$ 8.00
Total intrinsic value of restricted stock units vested	241,553	2,533,282	407,400
Unrecognized share-based compensation cost related to restricted stock units	$ 1,856,753